6 Staff costs	12 Months Ended
Dec. 31, 2020
Staff Costs
Staff costs
6	Staff costs

Staff costs (including Directors), for continuing and discontinued operations, comprise:

	2020 £’000	2019 £’000	2018 £’000
Wages and salaries	2,727	2,762	5,393
Defined contribution pension cost (note 26)	75	90	149
Social security contributions and similar taxes	397	565	639
Share-based payment	(404)	(34)	(36)
	2,795	3,383	6,145
Continuing operations	2,795	3,383	4,352
Discontinued operations	-	–	1,793
	2,795	3,383	6,145

Employee numbers

The average number of staff employed by the Group during the financial year, for continuing and discontinued operations, amounted to:

	2020	2019	2018
Research and development	31	52	63
General and administration	9	13	16
Sales and marketing	-	–	6
	40	65	85

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company and the Chief Operating Officer.

	2020 £’000	2019 £’000	2018 £’000
Wages and salaries	394	656	900
Defined contribution pension cost	24	42	39
Payments made to third parties	63	82	142
Social security contributions and similar taxes	29	72	77
Benefits in kind	16	2	3
	526	854	1,161
Share-based payment	(472)	(58)	(92)
	54	796	1,069

Emoluments disclosed above include the following amounts in respect of the highest paid Director.

	2020 £’000	2019 £’000	2018 £’000
Salary	175	266	110
Total pension and other post-employment benefit costs	17	22	4
Benefits in kind	1	1	1
Termination benefits	-	-	99
	193	289	214

None of the Directors have exercised share options during the year (2019: nil, 2018: nil).

During the year 2 Directors (2019:3; 2018: 3) participated in a defined contribution pension scheme.